Balance Sheet Details - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Offsetting [Abstract]
Accrued legal	$ 1,900,000	$ 24,729
Accrued personnel costs	899,796	120,856
Accrued excise taxes	202,341	0
Accrued advisory fee	100,000	0
Other	262,080	224,066
Accrued expenses and other current liabilities	$ 3,364,217	$ 369,651	$ 368,366